SUBSEQUENT EVENTS (Details) - Subsequent Event [Member]	1 Months Ended
Apr. 21, 2016 USD ($)
Allocation of purchase price:
Net assets acquired	$ (2,129,089)
Intangible assets and goodwill	26,879,318
Allocation of purchase price Total	24,750,229
Interactive Motion Technologies Inc [Member]
Consideration Paid:
Fair value of 23,650,000 common shares	23,177,000
Fair value of vested stock options	1,573,229
Consideration Paid Total	$ 24,750,229